Details of Significant Accounts - Summary of Fair Value of Stock Options Measured Using Black-Scholes Option-pricing Model (Details) - Employee Stock Options	Nov. 27, 2020 $ / shares	Nov. 27, 2020 $ / shares	May 08, 2019 $ / shares	May 08, 2019 $ / shares	Mar. 07, 2019 $ / shares	Mar. 07, 2019 $ / shares	Jul. 02, 2018 $ / shares	Jun. 29, 2018 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Per share exercise price | (per share)	$ 59.4	$ 2.12	$ 91.3	$ 3.25	$ 97.4	$ 3.47	$ 102.5	$ 100.5
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	37.03%	37.03%	38.85%	38.85%	41.76%	41.76%	43.60%	43.59%
Risk-free interest rate	0.18%	0.18%	0.57%	0.57%	0.62%	0.62%	0.65%	0.65%
Expected life (years)	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months
Weighted average stock options fair value | (per share)	$ 17	$ 0.61	$ 27	$ 0.96	$ 31	$ 1.10	$ 33	$ 33
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	39.63%	39.63%	41.63%	41.63%	42.66%	42.66%	44.03%	44.04%
Risk-free interest rate	0.19%	0.19%	0.60%	0.60%	0.65%	0.65%	0.70%	0.69%
Expected life (years)	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Weighted average stock options fair value | (per share)	$ 18	$ 0.64	$ 32	$ 1.14	$ 35	$ 1.25	$ 38	$ 37